Critical accounting estimates and assumptions (Tables)	9 Months Ended
Sep. 30, 2022
Critical accounting estimates and assumptions
Schedule of management's assessment of current uncertainties

	Assessment	Risk discussion and response
Revenue and profitability	• Limited impact on revenue collections thus far.

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The Group has long-term revenue contracts with its customers amounting to $13.0 billion in contracted revenue.

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Our ability to collect revenue from our customers is impacted by our customers’ ability to generate and collect revenues from their operations. However, our customers have, in the main, seen an increased demand for their services.

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The impact on collections has thus far been limited and the Group remains in constant conversation with customers regarding their liquidity and ability to meet their obligations.

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The Group regularly reviews measures for cost savings whilst maintaining its ability to operate effectively and towards strategic goals.

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The Group has continued to invest in capital expenditure which supports revenue growth, albeit somewhat affected by a slowdown in supply chain. The Group will continue to invest in capital expenditure relating to revenue growth and cost saving initiatives during 2022.

	Assessment	Risk discussion and response
• Customers continue to perform, and we have not experienced significant deterioration in payments.
Liquidity	• Sufficient liquidity is available. • No current impact on going concern.

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The Group has cash and cash equivalents of $530.5 million as at September 30, 2022.

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Management has assessed current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure.

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In the context of current commitments and available liquidity, management believes that the going concern assumption remains appropriate.

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All of the Group’s operations are cash generative.

Access to USD	• Moderate risk due to decreased availability.	• While there has been a reduction in US dollar liquidity in the Nigerian market, we were able to source US dollars for our semi-annual coupons earlier in the year.
Workforce and internal controls	• Minimal impact to date.

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Employees have returned to office following guidance by local regulations. The periods of remote working have had limited impact on the operation of and management oversight over internal controls which continue to operate effectively.

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Operational employees continue to operate in the field while observing strict safety guidelines.

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Our IT team monitors the increased risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilizes security measures to mitigate such risks.

Supply chain	• Minimal impact to date.

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The Group works closely with suppliers and contractors to ensure availability of supplies on site, especially diesel supplies which are critical to many of our operations. However, some risk remains with continued disruptions in global supply chain worsened by current geopolitical issues and specifically a delay on new orders of batteries and diesel. The effect of the delay in supply of batteries have been mitigated to date by orders placed in advance.

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Regular maintenance of our towers continues while observing strict safety guidelines for our employees and our suppliers and contractors.